Acquisitions and Disposals - Summary of Unaudited Pro forma Combined Results due to Acquisition (Details) - Reward Acquisition [Member] - USD ($) $ in Millions	5 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025
Business Combination, Pro Forma Information [Line Items]
Revenue	$ 37.6	$ 138.2	$ 53.7
Net loss	$ (2.5)	$ (141.6)	$ (59.5)